UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/06

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Scott M. Kimball, CFA
Title:  		Associate
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Scott Kimball			Jacksonville Beach, FL    24 January 2007
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		128

Form 13F Information Table Value Total:	              $283,665(thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105     2028 92034.000SH       Sole                92034.000
Alliance Healthcard            COM              01860F103       23 21000.000SH       Sole                21000.000
Allied Capital Corp            COM                             911 27867.034SH       Sole                27867.034
Allstate Corp.                 COM              020002101     1385 21269.000SH       Sole                21269.000
Alltel Corp.                   COM              020039103     2018 33359.000SH       Sole                33094.000           265.000
Altria Group, Inc.             COM              718154107      393 4579.000 SH       Sole                 4579.000
American Electric Power        COM              025537101      786 18460.000SH       Sole                18460.000
American Express               COM              025816109     1127 18569.958SH       Sole                18569.958
American International Group,  COM              026874107     2922 40769.105SH       Sole                40769.105
American Natl Ins Co.          COM              028591105     6863 60145.000SH       Sole                59945.000           200.000
Amgen Incorporated             COM              031162100      312 4565.000 SH       Sole                 4565.000
Applebees International        COM              037899101     3158 128000.000SH      Sole               128000.000
BP plc (ADR)                   COM              055622104      830 12373.000SH       Sole                12373.000
Bank of America                COM              060505104     7119 133340.000SH      Sole               133340.000
Barrick Gold Corp              COM              067901108     3450 112365.000SH      Sole               112365.000
Baxter Intl. Inc.              COM              071813109      240 5170.000 SH       Sole                 5170.000
Becton Dickinson & Company     COM              075887109      461 6565.000 SH       Sole                 6565.000
Berkshire Hathaway Class B     COM              084670207     6412 1749.000 SH       Sole                 1739.000            10.000
Berkshire Hathaway Inc 1/100   COM                             330  300.000 SH       Sole                  300.000
Biotech Holders Trust          COM              09067D201     1470 8000.000 SH       Sole                 7900.000           100.000
Boeing                         COM              097023105     1754 19743.000SH       Sole                19743.000
Bristol Myers Squibb           COM              110122108      963 36582.592SH       Sole                36582.592
C.R. Bard Inc                  COM              067383109      241 2900.000 SH       Sole                 2900.000
Canadian National Railway Co   COM              136375102      224 5200.000 SH       Sole                 5200.000
Cardero Resource Corp          COM                             341 232000.000SH      Sole               232000.000
Cascade Natural Gas            COM              147339105     1463 56432.000SH       Sole                56432.000
Caterpillar Inc Del Com        COM              149123101      420 6850.000 SH       Sole                 6850.000
Charles Schwab & Company       COM              808513105      429 22183.000SH       Sole                22183.000
Chevron Texaco                 COM              166764100      969 13175.000SH       Sole                13175.000
Cisco Sys Inc.                 COM              17275R102      232 8488.000 SH       Sole                 8488.000
Citigroup Inc.                 COM              172967101     3610 64813.364SH       Sole                64813.364
Coca Cola                      COM              191216100      273 5663.000 SH       Sole                 5663.000
Colgate Palmolive              COM              194162103      586 8980.000 SH       Sole                 8980.000
Commercial Bancshares Florida  COM              201607108     6180 162878.000SH      Sole               140034.000         22844.000
Commercial Net Realty          COM              202218103      746 32500.000SH       Sole                32500.000
Compass Bank                   COM              20449H109     2283 38279.000SH       Sole                38279.000
ConocoPhillips                 COM              20825C104     9327 129625.000SH      Sole               129625.000
Constellation Brands           COM              21036P108     1759 60600.000SH       Sole                60600.000
Duke Energy Corp.              COM              264399106     8217 247424.000SH      Sole               246424.000          1000.000
E I Dupont De Nemour           COM              263534109      436 8941.342 SH       Sole                 8941.342
EMC Corporation                COM              268648102     1171 88730.000SH       Sole                88730.000
Emerson Electric               COM              291011104     8211 186226.000SH      Sole               185626.000           600.000
Express Scripts, Inc           COM                             215 3000.000 SH       Sole                 3000.000
Exxon Mobil Corp               COM              302290101     5400 70463.000SH       Sole                70463.000
Florida Rock Industries        COM              341140101    14246 330910.500SH      Sole               330910.500
Flowers Foods, Inc.            COM              343496105      663 24556.000SH       Sole                24556.000
Fortune Brands                 COM              349631101      367 4300.000 SH       Sole                 4300.000
Fpl Group Inc                  COM              302571104      286 5248.000 SH       Sole                 5248.000
General Dynamics               COM              369550108     3816 51330.000SH       Sole                51330.000
General Electric               COM              369604103     8122 218286.342SH      Sole               217586.342           700.000
Genuine Parts                  COM              372460105     2677 56447.000SH       Sole                56447.000
H J Heinz                      COM              423074103     2205 48991.912SH       Sole                48991.912
HEICO Corp.                    COM                            1504 38727.000SH       Sole                38727.000
Harrah's Entertainment Inc.    COM              413619107      293 3545.000 SH       Sole                 3545.000
Hawaiian Electric Industries   COM              419870100     5049 185959.000SH      Sole               185959.000
Hilton Hotel Corporation       COM              432848109      448 12841.942SH       Sole                12841.942
Home Depot                     COM              437076102     3721 92648.013SH       Sole                92648.013
Intel Corporation              COM              458140100     1694 83667.202SH       Sole                83667.202
International Business Machine COM              459200101      788 8115.261 SH       Sole                 7815.261           300.000
J.P Morgan Chase & Co.         COM              46625H100      352 7284.000 SH       Sole                 7284.000
Johnson & Johnson              COM              478160104    10097 152935.270SH      Sole               152335.270           600.000
Johnson Controls               COM              478366107     5177 60250.000SH       Sole                59950.000           300.000
Lantronix Inc.                 COM                              18 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      980 31448.000SH       Sole                31448.000
Mcdonalds Corp.                COM              580135101      830 18721.021SH       Sole                18721.021
Microsoft Corporation          COM              594918104     3162 105903.000SH      Sole               105403.000           500.000
Minnesota Mining Mfg           COM              604059105     4551 58395.000SH       Sole                57895.000           500.000
Motorola, Inc.                 COM              620076109      954 46415.752SH       Sole                46415.752
Nordstrom, Inc.                COM              655664100     3600 72968.469SH       Sole                72968.469
Occidental Petroleum           COM              674599105      251 5148.000 SH       Sole                 5148.000
Oracle Corporation             COM              68389X105      369 21550.000SH       Sole                21550.000
Panera Bread Company           COM                            5513 98600.000SH       Sole                98600.000
Patriot Transportation Holding COM              70337B102     3693 39556.000SH       Sole                39556.000
Pepco Holdings Inc.            COM              737679100      405 15587.000SH       Sole                15587.000
Pepsico Inc.                   COM              713448108     6469 103428.107SH      Sole               103428.107
Pfizer                         COM              717081103     3292 127121.188SH      Sole               126621.188           500.000
Piedmont Natural Gas Co.       COM              720186105     1053 39375.000SH       Sole                39375.000
Post Properties Inc.           COM              737464107      660 14450.000SH       Sole                14450.000
Procter & Gamble               COM              742718109     8161 126985.000SH      Sole               126385.000           600.000
Protective Life Corp.          COM              743674103      640 13480.000SH       Sole                13480.000
Raytheon Company               COM                             296 5600.000 SH       Sole                 5600.000
Regency Centers Corporation    COM              758939102     2910 37230.000SH       Sole                37230.000
Regions Financial Corp.        COM                            5368 143538.240SH      Sole               143140.240           398.000
Rinker Group Ltd               COM              76687m101     2314 32570.000SH       Sole                32570.000
Royal Dutch Petroleum          COM              780257804     2464 34811.000SH       Sole                34811.000
S&P 400 Midcap MDRS            COM                            1235 8437.000 SH       Sole                 8437.000
SAFECO Corporation             COM                            1677 26807.000SH       Sole                26807.000
Scana Corp                     COM              805898103      212 5225.000 SH       Sole                 5225.000
Sony Corporation               COM              835699307      987 23055.000SH       Sole                23055.000
Southern Company               COM              842587107     5721 155209.000SH      Sole               154209.000          1000.000
Sovereign Bancorp              COM              845905108      200 7896.000 SH       Sole                 7896.000
Starbucks Corporation          COM              855244109     9961 281225.000SH      Sole               280425.000           800.000
Stryker Corp Com               COM              863667101      944 17130.000SH       Sole                17130.000
Sun Microsystems               COM              866810104       85 15720.000SH       Sole                15720.000
Suntrust Banks Inc.            COM              867914103      572 6771.000 SH       Sole                 6771.000
Synovus Financial Corp.        COM              87161C105      221 7155.000 SH       Sole                 7155.000
Sysco Corporation              COM              871829107      866 23566.420SH       Sole                23566.420
Target Inc.                    COM              87612E106     1746 30600.000SH       Sole                30600.000
Texas Instruments Inc.         COM              882508104      245 8510.000 SH       Sole                 8510.000
The Goldman Sachs Group Inc    COM                            3343 16770.000SH       Sole                16770.000
United Parcel Service          COM                             236 3145.000 SH       Sole                 3145.000
United Technologies Corp.      COM              913017109      208 3328.000 SH       Sole                 3328.000
Vanguard Index Small-Cap Growt COM                             241 3700.000 SH       Sole                 3700.000
Vanguard Index Small-Cap Value COM                             263 3700.000 SH       Sole                 3700.000
Vanguard Mid-Cap VIPERs        COM              922908629      817 11250.000SH       Sole                11250.000
Verizon Communications         COM              92343V104      209 5619.000 SH       Sole                 5619.000
Wachovia Corp.                 COM              929771103     5979 104992.261SH      Sole               104992.261
Wal-Mart Stores                COM              931142103      593 12842.000SH       Sole                12842.000
Walgreen Co                    COM              931422109      764 16640.000SH       Sole                16640.000
Wells Fargo & Co.              COM              949746101     8103 227860.000SH      Sole               227860.000
Weyerhaeuser Co.               COM              962166104     3786 53595.000SH       Sole                53595.000
Windstream Corp                COM                             483 33996.999SH       Sole                33723.999           273.000
Zimmer Holdings Inc.           COM              98956P102      775 9889.000 SH       Sole                 9889.000
ebank Financial Services Inc.  COM                              26 30143.000SH       Sole                30143.000
iShares International Index Fu COM              464288885     7481 102171.000SH      Sole               102171.000
T. Rowe Price Mid-Cap                           779556109      268 4991.744 SH       Sole                 4991.744
Vanguard Windsor                                922018106      222 11936.326SH       Sole                11936.326
Citigroup VII 7.125%           PFD              17306n203     1633    64400 SH       Sole                    64400
Con Edison PFD 7.25%           PFD              209115203      217     8500 SH       Sole                     8500
Goldman Sachs Group Series B 6 PFD              38144x500     1282    49075 SH       Sole                    49075
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      456    18000 SH       Sole                    18000
JPM Chase Series S 6.625%      PFD              48123a207      728    28550 SH       Sole                    28550
Regency Centers Corp Pfd. 7.45 PFD              758849202      409    16000 SH       Sole                    16000
Rochester G&E 6.650%           PFD              711367794     2156    84850 SH       Sole                    84850
Entergy Corp 7.625% Conv Pfd D                  29364G202      297     5000 SH       Sole                     5000
Nicholas-Applegate Cnvrt & Inc                  65370F101      605    37455 SH       Sole                    37455
US Century Bank                                                100   100000 SH       Sole                   100000
Schwab S&P500 Index Fund                                       167 11315.72 SH       Sole                 11315.72
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